Accrued Liabilities (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Accrued wages and benefits	$ 195,861	$ 60,988	$ 77,368
Accrued expenses relating to vendors and others			45,719
Interest		62,317	31,530
Other	18,399	19,631	3,433
Total accrued liabilities	$ 214,260	$ 142,936	$ 158,050